21. Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value assets on recurring basis
Level 2	2018	2017
Assets: (market approach)
U.S. GSE debt securities	$13,751,103	$17,158,742
Agency MBS	15,574,525	16,613,337
ABS and OAS	1,986,129	0
Other investments	8,055,074	4,678,574
	$39,366,831	$38,450,653

Schedule of fair value assets nonrecurring basis
Level 2	2018	2017
Assets: (market approach)
MSRs (1)	$1,004,948	$1,083,286
Impaired loans, net of related allowance	0	135,630
OREO	201,386	284,235

(1) Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2018 and 2017.

Schedule of estimated fair values of financial instruments
December 31, 2018		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$67,935	$67,935	$0	$0	$67,935
Debt securities HTM	47,067	0	47,228	0	47,228
Debt securities AFS	39,367	0	39,367	0	39,367
Restricted equity securities	1,749	0	1,749	0	1,749
Loans and loans held-for-sale, net of ALL
Commercial & industrial	80,049	0	0	79,773	79,773
Commercial real estate	232,239	0	0	230,532	230,532
Residential real estate - 1st lien	164,202	0	0	161,068	161,068
Residential real estate - Jr lien	44,260	0	0	44,127	44,127
Consumer	5,031	0	0	5,063	5,063
MSRs (1)	1,005	0	1,481	0	1,481
Accrued interest receivable	2,301	0	2,301	0	2,301

Financial liabilities:
Deposits
Other deposits	573,525	0	571,952	0	571,952
Brokered deposits	35,292	0	35,247	0	35,247
Long-term borrowings	1,550	0	1,425	0	1,425
Repurchase agreements	30,522	0	30,522	0	30,522
Capital lease obligations	267	0	267	0	267
Subordinated debentures	12,887	0	12,807	0	12,807
Accrued interest payable	113	0	113	0	113

(1) Reported fair value represents all MSRs serviced by the Company at December 31, 2018, regardless of carrying amount.

December 31, 2017		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$42,654	$42,654	$0	$0	$42,654
Debt securities HTM	48,825	0	48,796	0	48,796
Debt securities AFS	38,451	0	38,451	0	38,451
Restricted equity securities	1,704	0	1,704	0	1,704
Loans and loans held-for-sale, net of ALL
Commercial & industrial	76,394	0	0	76,799	76,799
Commercial real estate	204,260	0	136	204,697	204,833
Residential real estate - 1st lien	167,671	0	0	169,205	169,205
Residential real estate - Jr lien	44,916	0	0	45,207	45,207
Consumer	5,223	0	0	5,425	5,425
MSRs (1)	1,083	0	1,337	0	1,337
Accrued interest receivable	2,052	0	2,052	0	2,052

Financial liabilities:
Deposits
Other deposits	509,686	0	508,407	0	508,407
Brokered deposits	50,949	0	50,926	0	50,926
Long-term borrowings	3,550	0	3,191	0	3,191
Repurchase agreements	28,648	0	28,648	0	28,648
Capital lease obligations	382	0	382	0	382
Subordinated debentures	12,887	0	12,832	0	12,832
Accrued interest payable	101	0	101	0	101

(1) Reported fair value represents all MSRs serviced by the Company at December 31, 2017, regardless of carrying amount.